Note 12 - Warrants (Detail)	Apr. 08, 2011	Apr. 04, 2011	Dec. 31, 2012 Class A Warrants [Member]	Dec. 31, 2012 Class E Warrants [Member]	Dec. 31, 2012 Class B Warrants [Member]	Dec. 31, 2012 Class D Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	4.00	4.00	4.00	4.00	8.00	2.00